Jack-Up Rigs	6 Months Ended
Jun. 30, 2025
Jack Up Rigs [Abstract]
Jack-Up Rigs
Note 12 - Jack-Up Rigs
Set forth below is the carrying value of our jack-up rigs:

	June 30, 2025	December 31, 2024
(In $ millions)
Opening balance	2,823.2	2,578.3
Additions	41.2	64.6
Depreciation and amortization	(72.0)	(130.1)
Transfers from Newbuildings	—	310.4
Total	2,792.4	2,823.2
Accumulated depreciation related to jack-up rigs as at June 30, 2025 is $800.2 million (as at December 31, 2024 was $728.2 million).
Depreciation of property, plant and equipment
In addition to the depreciation in the above table, the Company recognized depreciation of $0.3 million and $0.6 million for the three and six months ended June 30, 2025 related to property, plant and equipment ($0.3 million and $0.6 million for the three and six months ended June 30, 2024).
Impairment
During the six months ended June 30, 2025, we considered whether indicators of impairment existed that could indicate that the carrying amounts of our jack-up rigs may not be recoverable as of June 30, 2025. We concluded that impairment indicators existed for fourteen rigs and performed a recoverability assessment, however, no impairment loss was recognized during the six months ended June 30, 2025, as the estimated undiscounted net cash flows were higher than the carrying amounts of our jack-up rigs. We will continue to monitor developments in the markets in which we operate for indications that the carrying values of our long-lived assets are not recoverable.